Other, net (Details) - USD ($)		12 Months Ended
	Apr. 30, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Other net [Line Items]
Other operating incomes		$ 53,767,000	$ 77,000,000	$ 102,599,000
Other Operating Expense		(51,077,000)	(91,715,000)	(103,907,000)
Other operating income expense net		2,690,000	(14,715,000)	(1,308,000)
Loss for the year		(150,339,000)	(28,459,000)	(11,654,000)
Proceeds from insurance claim		4,381,000	0	38,793,000
Associated Costs for Mitigation and Repairs				5,058,000
loss on sale of investment in subsidiary	$ 4,100,000
Disposal cost of sale of supplies and merchandise to third parties [Member]
Disclosure of Other net [Line Items]
Other Operating Expense		(26,463,000)	(33,664,000)	(57,897,000)
Provision for impairment of spare parts and supplies, note 8(c) [Member]
Disclosure of Other net [Line Items]
Other Operating Expense		(17,266,000)	(15,703,000)	(11,704,000)
Direct expenses [Member]
Disclosure of Other net [Line Items]
Other Operating Expense		(3,311,000)	(15,992,000)	(9,867,000)
Expenses from previous years [Member]
Disclosure of Other net [Line Items]
Other Operating Expense		(1,402,000)	(2,240,000)	(1,831,000)
Disposal cost of sale of supplies and merchandise to related parties [Member]
Disclosure of Other net [Line Items]
Other Operating Expense		(1,211,000)	(2,944,000)	(257,000)
Changes in provisions for exploration projects, note 15(b) [Member]
Disclosure of Other net [Line Items]
Other Operating Expense		(642,000)	(4,020,000)	0
Withdrawals and disposals of property, machinery and equipment, note 11(a) [Member]
Disclosure of Other net [Line Items]
Other Operating Expense		(586,000)	(2,926,000)	(6,626,000)
Net cost of property, machinery and equipment to third parties, note 11(a) [Member]
Disclosure of Other net [Line Items]
Other Operating Expense		(192,000)	(4,965,000)	(626,000)
Allowance for expected credit losses, note 7(f) [Member]
Disclosure of Other net [Line Items]
Other Operating Expense		(4,000)	(25,000)	(1,334,000)
Net cost of transfer of investments (c) [Member]
Disclosure of Other net [Line Items]
Other Operating Expense		0	0	(11,178,000)
Other minor [Member]
Disclosure of Other net [Line Items]
Other Operating Expense		0	(9,236,000)	(2,587,000)
Sale of supplies and merchandise to third parties [Member]
Disclosure of Other net [Line Items]
Other operating incomes		19,581,000	32,228,000	46,128,000
Reversal for impairment of spare parts and supplies, note 8(c) [Member]
Disclosure of Other net [Line Items]
Other operating incomes		15,762,000	11,641,000	4,665,000
Sale of services to third parties [Member]
Disclosure of Other net [Line Items]
Other operating incomes		5,626,000	6,415,000	3,512,000
Insurance claim recovery (b) [Member]
Disclosure of Other net [Line Items]
Other operating incomes		4,381,000	0	33,735,000
Revenue from commercial claims [Member]
Disclosure of Other net [Line Items]
Other operating incomes		3,800,000	2,098,000	0
Sale of assets to third parties [Member]
Disclosure of Other net [Line Items]
Other operating incomes		1,356,000	19,405,000	3,863,000
Sale of supplies to related parties, note 30(a) [Member]
Disclosure of Other net [Line Items]
Other operating incomes		890,000	1,259,000	27,000
Income from previous years [Member]
Disclosure of Other net [Line Items]
Other operating incomes		475,000	1,311,000	1,504,000
Sale of investment in subsidiary [Member]
Disclosure of Other net [Line Items]
Other operating incomes		250,000	0	7,097,000
Sale of assets to related parties, note 30(a) [Member]
Disclosure of Other net [Line Items]
Other operating incomes		0	11,000	30,000
Changes in provisions for exploration projects [Member]
Disclosure of Other net [Line Items]
Other operating incomes		0	0	2,433,000
Recovery of expenses from previous years [Member]
Disclosure of Other net [Line Items]
Other operating incomes		0	0	81,000
Income from rental of investment properties [Member]
Disclosure of Other net [Line Items]
Other operating incomes		0	0	45,000
Expiration of allowance for expected credit losses, note 7(f) [Member]
Disclosure of Other net [Line Items]
Other operating incomes		0	0	45,000
Other minor [Member]
Disclosure of Other net [Line Items]
Other operating incomes		$ 1,646,000	$ 2,632,000	$ (566,000)